UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period: January 1, 2022 to December 31, 2022

Date of Report (Date of earliest event reported): January 23, 2023

Commission File Number of securitizer: 025-04678

Central Index Key Number of securitizer: 0001784212

Katherine Kitterick +44 1274 472995
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: ______________

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): _______________

Central Index Key Number of underwriter (if applicable): ________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT PART 1:

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

In accordance with Rule 15Ga-1(c)(2)(ii), Yorkshire Building Society has indicated by check mark that it has no activity to report for the annual period in relation to the following asset-based securitization transactions: Brass No. 8 PLC, Brass No.9 PLC and Brass No.10 PLC.

In accordance with Rule 15Ga-1(c)(2)(i), Yorkshire Building Society confirms there is no activity to report for the quarterly period (October 1, 2022 to December 31, 2022) in relation to asset-based securitization transaction Brass No.11 PLC.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Yorkshire Building Society	(Securitizer, Depositor or Underwriter)

Date:	January 23, 2023

(Signature)
Name:	Duncan Asker
Title:	Director of Treasury